Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent events
Subsequent events

25. Subsequent events

(a)	Impact of COVID-19

Beginning in January 2020, the outbreak of COVID-19 has severely impacted China and the rest of the world, and the Group’s business and results of operations have been adversely affected as a result. In early 2020, the COVID-19 pandemic resulted in the temporary closure of many corporate offices across China. Given the strict implementation of quarantine measures during this period, the Group and certain of its business partners implemented temporary adjustment of work schemes allowing employees to work from home and adopted remote collaboration. The Group made operational adjustments to maintain the same high quality service it had always provided its users, customers and partners as the Group simultaneously worked to minimize the impact of COVID-19 and push forward its business initiatives. However, as the Group’s cooperation with financial service partners rely heavily on face-to-face communications, the Group’s cooperation with them has been negatively impacted by the quarantine measures in China and in Beijing, in particular, for several months in 2020, the global COVID-19 pandemic and the associated inability to travel globally has negatively affected the progress of the originally planned further expansion of the Group’s service offerings overseas since early 2020 and such negative impact may continue in 2021.

(b)	Databook

As mentioned in Note 12, in September 2019, the business of Databook was suspended for an investigation conducted against Databook and certain of its employees by competent authorities in relation to the compliance of information collection or use. The Group therefore recorded a full impairment for goodwill, intangible assets, and an impairment for other assets attributable to the Databook, totaling RMB254.7 million as of December 31, 2019. The investigation of Databook initiated in 2019 has concluded in January 2021. Databook was imposed confiscation of gains of RMB30 million and also a fine of RMB30 million, total amount of RMB60 million was paid in January 2021, and certain employees of Databook have been charged with criminal liabilities, neither other entities of the Group nor directors or officers of the Company were involved. According to ASC 855, it’s a first type subsequent event that provides additional evidence about conditions that existed at the date of the balance sheet as of December 31, 2019. Thus, the Group reversed RMB30 million in revenues of advertising, marketing and other services, recorded RMB30 million as penalties, and accrued additional current income tax expenses of RMB10.0 million in 2019. As of December 31, 2019, the net assets of Databook included in the consolidated balance sheet of the Group (which are principally comprised of restricted cash and wealth management products, offset by accounts payable, tax payable, and accrued liabilities) was RMB22.3 million.

(c)	ADS Ratio Change

On October 21, 2020, the Company announced that it plans to change the ratio of its ADS to its Class A ordinary shares (the “ADS Ratio”), par value US$0.0001 per share, from the current ADS Ratio of two (2) ADSs to five (5) Class A ordinary shares to a new ADS Ratio of one (1) ADS to twenty (20) Class A ordinary shares. The Company filed a post-effective amendment to the ADS Registration Statement on Form F-6 with the U.S. Securities and Exchange Commission (“SEC”) to reflect the change in the ADS Ratio. The change in the ADS Ratio took effective on October 30, 2020, as the SEC having declared the post-effective amendment to the ADS Registration Statement on Form F-6 on that date. The change in the ADS Ratio had no impact on the Company’s underlying Class A ordinary shares, and no Class A ordinary shares was issued or cancelled in connection with the change in the ADS Ratio. Except as otherwise indicated, all ADS and per ADS data in these consolidated financial statements are prepared on a basis after taking into account the effect of the ADS Ratio Change and have been retrospectively adjusted accordingly.